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Redwheel Global Emerging Equity Fund

THE ADVISORS’ INNER CIRCLE FUND III

Redwheel Global Emerging Equity Fund (the “Fund”)

Supplement dated March 20, 2024

to the Fund’s Prospectus and Statement of Additional Information (the “SAI”),

each dated January 28, 2024

This supplement provides new and additional information beyond that contained in the Prospectus and SAI and should be read in conjunction with the Prospectus and SAI.

RWC Asset Advisors (US) LLC (the “Adviser”), the Fund’s investment adviser, has terminated its expense limitation agreement with respect to the Fund (the “Expense Limitation Agreement”), pursuant to which the Adviser previously agreed to waive its fees and/or reimburse expenses to the extent necessary to keep total annual Fund operating expenses (excluding certain expenses) from exceeding 1.25% of the average daily net assets of each of the Fund’s share classes. Accordingly, the Fund’s Prospectus and SAI are hereby amended and supplemented as follows:

1. In the “Fund Fees and Expenses” section of the Prospectus, the “Annual Fund Operating Expenses” table and the “Example” are deleted and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Redwheel Global Emerging Equity Fund	Class N Shares	Class I Shares	Institutional Class Shares
Management Fees	0.90%	0.90%	0.90%
Distribution and/or Service (12b-1) Fees	0.25%	none	none
Shareholder Servicing Fee	0.09%	0.09%	none
Other Operating Expenses	0.40%	0.40%	0.40%
Other Expenses	0.49%	0.49%	0.40%
Total Annual Fund Operating Expenses	1.64%	1.39%	1.30%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - Redwheel Global Emerging Equity Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class N Shares	167	517	892	1,944
Class I Shares	142	440	761	1,669
Institutional Class Shares	132	412	713	1,568